Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000017170 [Member] | Conagra Brands [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000017170 [Member] | Cisco Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000017170 [Member] | Teledyne Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000017170 [Member] | Honeywell International [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000017170 [Member] | NIKE Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000017170 [Member] | Walt Disney [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000017170 [Member] | Fidelity National Information Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000017170 [Member] | Travelers [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000017170 [Member] | Cognizant Technology Solutions Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000017170 [Member] | Analog Devices [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000017170 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000017170 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000017170 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%
C000017170 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.16%
C000017170 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.16%
C000017170 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000017170 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.24%
C000017170 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000017170 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.16%
C000017170 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.96%
C000017170 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000017171 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.07%
C000017171 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
C000017171 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.02%
C000017171 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
C000017171 [Member] | Finance Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.29%
C000017171 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.29%
C000017171 [Member] | Consumer Non Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.22%
C000017171 [Member] | Electric [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000017171 [Member] | Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.55%
C000017171 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.54%
C000017172 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.21%
C000017172 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000017172 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.45%
C000017172 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000017172 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000017172 [Member] | Taiwan Semiconductor Manufacturing ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000017172 [Member] | Zebra Technologies Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
C000017172 [Member] | Howmet Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000017172 [Member] | Costco Wholesale [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.64%
C000017172 [Member] | Fiserv [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000017172 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.33%
C000017172 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000017172 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.14%
C000017172 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000017172 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.18%
C000017172 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.37%
C000017172 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.61%
C000017172 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000017172 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000017172 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000017177 [Member] | Microsoft [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000017177 [Member] | Home Depot [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000017177 [Member] | NVIDIA [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
C000017177 [Member] | Amazon com [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000017177 [Member] | Alphabet Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%
C000017177 [Member] | Salesforce [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000017177 [Member] | Mastercard Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.53%
C000017177 [Member] | SAP [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000017177 [Member] | Apple [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000017177 [Member] | Taiwan Semiconductor Manufacturing [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017177 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000017177 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000017177 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000017177 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000017177 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.92%
C000017177 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.49%
C000017177 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.44%
C000017177 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.12%
C000017177 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
C000017177 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000017177 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.52%
C000017177 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000017177 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	3.62%
C000017177 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000017177 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000017177 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	3.05%
C000017177 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.34%
C000017177 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000017177 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000017177 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	62.53%
C000057543 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.96%
C000057543 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.92%
C000057543 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000057543 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.15%
C000057543 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.69%
C000057543 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000057543 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.52%
C000057543 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000057543 [Member] | Macquarie VIP Mid Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000057543 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057543 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000057543 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.81%
C000057543 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.96%
C000057543 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.15%
C000057543 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000057544 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.96%
C000057544 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.21%
C000057544 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.42%
C000057544 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.84%
C000057544 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.98%
C000057544 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
C000057544 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000057544 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000057544 [Member] | Macquarie VIP Mid Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000057544 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000057544 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000057544 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.77%
C000057544 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.96%
C000057544 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.12%
C000057544 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
C000057545 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.97%
C000057545 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.51%
C000057545 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.15%
C000057545 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
C000057545 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000057545 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%
C000057545 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.52%
C000057545 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000057545 [Member] | Macquarie VIP Mid Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000057545 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.79%
C000057545 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057545 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.77%
C000057545 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.97%
C000057545 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.11%
C000057545 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.69%
C000057546 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%
C000057546 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.81%
C000057546 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.88%
C000057546 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.23%
C000057546 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.58%
C000057546 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000057546 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000057546 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.91%
C000057546 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.81%
C000057546 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000057546 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057546 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.78%
C000057546 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%
C000057546 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.11%
C000057546 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.69%
C000057547 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000057547 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.11%
C000057547 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.61%
C000057547 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.93%
C000057547 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.87%
C000057547 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.07%
C000057547 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000057547 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000057547 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.84%
C000057547 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000057547 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000057547 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.78%
C000057547 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.99%
C000057547 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.09%
C000057547 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000091476 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.03%
C000091476 [Member] | Agency Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000091476 [Member] | US Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.38%
C000091476 [Member] | Non Agency Asset Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.94%
C000091476 [Member] | Agency Commercial Mortgage Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000091476 [Member] | Non Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000091476 [Member] | Collateralized Debt Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.22%
C000091476 [Member] | Agency Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000129560 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.65%
C000129560 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000129560 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.72%
C000129560 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.33%
C000129560 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.17%
C000129560 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000129560 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000129560 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000129560 [Member] | Macquarie VIP Mid Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000129560 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.63%
C000129560 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000129560 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.02%
C000129560 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.65%
C000129560 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.28%
C000129560 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.09%
C000129561 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000129561 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.83%
C000129561 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.03%
C000129561 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.59%
C000129561 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.85%
C000129561 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.76%
C000129561 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.92%
C000129561 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000129561 [Member] | Macquarie VIP Mid Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000129561 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000129561 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000129561 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.81%
C000129561 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.52%
C000129561 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000129561 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.19%
C000129562 [Member] | Macquarie VIP International Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.76%
C000129562 [Member] | Macquarie VIP Core Equity Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.55%
C000129562 [Member] | Macquarie VIP Corporate Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.39%
C000129562 [Member] | Macquarie VIP Growth Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.06%
C000129562 [Member] | Macquarie VIP Growth and Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.48%
C000129562 [Member] | Macquarie VIP Value Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000129562 [Member] | Macquarie VIP Smid Cap Core Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000129562 [Member] | Macquarie VIP Small Cap Growth Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000129562 [Member] | Macquarie VIP Limited Term Bond Series Service Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.59%
C000129562 [Member] | Macquarie VIP High Income Series Standard Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000129562 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000129562 [Member] | Affiliated Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.11%
C000129562 [Member] | Global International Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.76%
C000129562 [Member] | US Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.39%
C000129562 [Member] | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.96%